Note 14 - Employee Benefits - Stock Options Outstanding (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number Outstanding (in shares)	34,229
Number Exercisable (in shares)	34,229
Number Unexercisable (in shares)	0
Exercise Price Range 1 [Member]
Exercise Price (in dollars per share) | $ / shares	$ 11.21
Number Outstanding (in shares)	34,229
Weighted Average Remaining Contractual Life in Years (Year)	4 years 1 month 6 days
Number Exercisable (in shares)	34,229
Number Unexercisable (in shares)	0